Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investments	$ 2,032,977		$ 1,514,783
Due to related parties	27,979		518,366
Due from related parties	245,280		51,771
Accounts receivable, net	2,923,754		3,393,933
Bagtelle Investors [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	31.24%		31.24%
Current assets	164,662		684,095
Non-current assets	2,944,785		3,229,291
Current liabilities	(1,471)		(117,017)
Non-current liabilities
Equity	3,107,976		3,796,369
Revenues
Operating income (loss)	271,606		(184,380)
Net income (loss)	271,606		(184,380)
Bagatelle NY [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.23%	[1]	5.23%	[1]
Indirect ownership percentage	45.90%
Effective ownership percentage	51.13%
Current assets	1,628,639		1,165,932
Non-current assets	2,708,504		2,702,895
Current liabilities	(707,324)		(1,512,816)
Non-current liabilities	(171,996)		(119,956)
Equity	3,457,823		2,236,055
Revenues	12,137,584		6,089,189
Operating income (loss)	1,987,230		105,420
Net income (loss)	1,928,587		79,416
Bagatelle LA [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.23%	[2]	5.23%	[2]
Indirect ownership percentage	38.10%
Effective ownership percentage	43.33%
Current assets	94,634		107,517
Non-current assets	587,861		674,312
Current liabilities	(1,187,803)		(626,338)
Non-current liabilities	(26,771)		(21,732)
Equity	(532,079)		133,759
Revenues	1,660,135		1,745,057
Operating income (loss)	(665,838)		(995,511)
Net income (loss)	(665,838)		(1,022,842)
One Park [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%		10.00%
Current assets	2,136,179		1,673,947
Non-current assets	1,182,845		1,171,226
Current liabilities	(750,430)		(567,270)
Non-current liabilities
Equity	2,568,594		2,277,903
Revenues	10,454,523		10,911,564
Operating income (loss)	2,014,725		2,185,157
Net income (loss)	371,739		499,847
Investments	506,000		419,000
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Due to related parties	29,123
Due from related parties			(488,805)
Accounts receivable, net	$ 415,371		$ 345,786

[1]	This reflects the Company's direct ownership of 5.23% in Bagatelle NY. In addition, the Company has indirect ownership through Bagatelle Investors as well as one of its subsidiaries of 45.90% for a total effective ownership of 51.13%
[2]	This reflects the Company's direct ownership of 5.23% in Bagatelle LA. In addition, the Company has indirect ownership through Bagatelle Investors as well as one of its subsidiaries of 38.10% for a total effective ownership of 43.33%.